Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2015
Insurance Receivable and Impairment

(2) Insurance Receivable and Impairment

In August 2015, one of the Company’s customers became insolvent and containers on operating and direct financing leases to the customer were deemed unlikely recoverable. The Company maintains insurance to cover the value of containers that are unlikely recoverable from its customers, the cost to recover containers and up to 180 days of lost lease rental income. Accordingly, during the year ended 2015, an impairment was recorded to write off containers, net and net investment in direct financing and sales-type leases with book values of $8,815 and $2,903, respectively, and an insurance receivable of $11,435 was recorded for $8,796 of estimated proceeds for containers unlikely recoverable, $1,685 of recovery costs recorded as a reduction to direct container expense and $955 of lost lease rental income recorded as reduction to container impairment. The impairment net of estimated insurance proceeds of $1,968 was recorded in container impairment in the condensed consolidated statements of comprehensive income for the year ended 2015. In addition, bad debt expense of $2,574 was recorded in the condensed consolidated statements of comprehensive income for the year ended 2015 to fully reserve for the customer’s outstanding accounts receivable.